Health Care Costs Payable - Reconciliation of Health Care Costs Payable (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 28, 2018	Dec. 31, 2018
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Health care costs payable, beginning of the period		$ 5
Less: Reinsurance recoverables		0
Health care costs payable, beginning of the period, net		5
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other	$ 5,357
Add: Components of incurred health care costs
Current year		6,594
Prior years		(42)
Total incurred health care costs		6,552
Less: Claims paid
Current year		6,303
Prior years		260
Total claims paid		6,563
Add: Premium deficiency reserve		16
Health care costs payable, end of period, net		6,143
Add: Reinsurance recoverables		4
Health care costs payable, end of period		6,147
Health Care Benefits
Less: Claims paid
Add: Reinsurance recoverables		4
Corporate/Other
Less: Claims paid
Add: Reinsurance recoverables		$ 22
Pharmacy Services
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Reclassification from pharmacy claims and discounts payable (1)	$ 776